Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,768,122.23

Principal:
Principal Collections	$30,008,847.26
Prepayments in Full	$17,986,999.60
Liquidation Proceeds	$453,249.72
Recoveries	$24,552.99
Sub Total	$48,473,649.57
Collections	$52,241,771.80

Purchase Amounts:
Purchase Amounts Related to Principal	$304,756.66
Purchase Amounts Related to Interest	$1,179.11
Sub Total	$305,935.77

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$52,547,707.57

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	8
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$52,547,707.57
Servicing Fee	$1,037,012.40	$1,037,012.40	$0.00	$0.00	$51,510,695.17
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$51,510,695.17
Interest - Class A-2 Notes	$227,043.80	$227,043.80	$0.00	$0.00	$51,283,651.37
Interest - Class A-3 Notes	$445,553.33	$445,553.33	$0.00	$0.00	$50,838,098.04
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$50,700,935.04
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,700,935.04
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$50,623,202.12
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,623,202.12
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$50,566,376.12
Third Priority Principal Payment	$10,722,677.32	$10,722,677.32	$0.00	$0.00	$39,843,698.80
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$39,771,350.88
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,771,350.88
Regular Principal Payment	$41,131,577.11	$39,771,350.88	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$52,547,707.57

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$10,722,677.32
Regular Principal Payment					$39,771,350.88
Total					$50,494,028.20
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$50,494,028.20	$99.40	$227,043.80	$0.45	$50,721,072.00	$99.85
Class A-3 Notes	$0.00	$0.00	$445,553.33	$0.88	$445,553.33	$0.88
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$50,494,028.20	$31.36	$1,016,666.97	$0.63	$51,510,695.17	$31.99

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$446,643,540.65	0.8792196	$396,149,512.45	0.7798219
Class A-3 Notes	$504,400,000.00	1.0000000	$504,400,000.00	1.0000000
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,167,043,540.65	0.7249168	$1,116,549,512.45	0.6935521

Pool Information
Weighted Average APR	3.527%	3.511%
Weighted Average Remaining Term	48.99	48.22
Number of Receivables Outstanding	62,926	61,307
Pool Balance	$1,244,414,880.78	$1,195,293,610.21
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,171,005,960.20	$1,124,750,863.33
Pool Factor	0.7435711	0.7142198

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$17,929,404.15
Yield Supplement Overcollateralization Amount	$70,542,746.88
Targeted Overcollateralization Amount	$80,104,323.99
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$78,744,097.76

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	June 2015
Payment Date	7/15/2015
Transaction Month	8

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		173	$367,417.33
(Recoveries)		10	$24,552.99
Net Losses for Current Collection Period			$342,864.34
Cumulative Net Losses Last Collection Period			$1,208,862.93
Cumulative Net Losses for all Collection Periods			$1,551,727.27

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.33%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.84%	457	$9,985,270.30
61-90 Days Delinquent	0.11%	50	$1,328,129.52
91-120 Days Delinquent	0.01%	6	$143,641.64
Over 120 Days Delinquent	0.02%	7	$202,594.55
Total Delinquent Receivables	0.98%	520	$11,659,636.01

Repossession Inventory:
Repossessed in the Current Collection Period		25	$554,018.51
Total Repossessed Inventory		38	$913,346.13

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			0.2412%
Prior Collection Period			0.2548%
Current Collection Period			0.3373%
Three Month Average			0.2778%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0745%
Prior Collection Period			0.0699%
Current Collection Period			0.1028%
Three Month Average			0.0824%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer